Borrowings Under Term Loan and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
At December 31, 2021 and 2020, term loan borrowings were as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Total term loan obligations	$55,020	$56,044
Less: current portion of term loan	(561)	(1,440)

Long-term term loan obligations	$54,459	$54,604

Schedule of principal maturities of long-term debt
Aggregate principal maturities of the term loan as of December 31, 2021 was as follows (dollars in thousands):

As of December 31, 2021	Amount to Mature
2022	$561
2023	982
2024	1,753
2025	52,158

Total	$55,454

Schedule of debt
The net carrying amount of the liability component of the term loan was as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Principal	$55,454	$56,454
Unamortized issuance costs	(434)	(410)

Net carrying amount	$55,020	$56,044